================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Linden Advisors LP
Address: 590 Madison Ave
         15th Floor
         New York, NY 10022

13F File Number: 28-10783

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Craig Jarvis
Title:   Chief Financial Officer
Phone:   646-840-3500

Signature, Place and Date of Signing:

/s/ Craig Jarvis    New York, New York    February 13, 2013
-----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $481,503

List of Other  Included Managers:

No.    13F File Number                  Name

                          FORM 13F INFORMATION TABLE

                                                                                            Voting     Voting    Voting
                     Title of             Value   Shares /        Put/ Investment  Other   Authority  Authority Authority
Name of Issuer        Class     Cusip   (x $1000) Principal  Type Call Discretion Managers   Sole      Shared     None
--------------       -------- --------- --------- ---------- ---- ---- ---------- -------- ---------- --------- ----------
ALERE INC             COM     01449J105      572      30,900 SH   PUT     SOLE
ANGLOGOLD
 ASHANTI--SPON
 ADR                  ADR     035128206    6,274     200,000 SH   CALL    SOLE
BANK OF AMERICA
 CORP                 COM     060505104    4,086     352,300 SH   CALL    SOLE
CITIGROUP INC         COM     172967424    7,912     200,000 SH   CALL    SOLE
CLIFFS NATURAL
 RESOURCES INC        COM     18683K101    4,049     105,000 SH   CALL    SOLE
CURRENCYSHARES
 EURO TRUST           COM     23130C108   52,384     400,000 SH   PUT     SOLE
GOLD FIELDS LTD-SP
 ADR                  ADR     38059T106    3,747     300,000 SH   CALL    SOLE
GENERAL MOTORS
 CO                   COM     37045V100    4,325     150,000 SH   CALL    SOLE
MORGAN STANLEY        COM     617446448    5,736     300,000 SH   CALL    SOLE
NEWMONT MINING        COM     651639106    4,644     100,000 SH   CALL    SOLE
VIVUS INC             COM     928551100    1,342     100,000 SH   CALL    SOLE
IPATH S&P 500 VIX M/
 T FU ETN             COM     06740C519   16,770     600,000 SH   PUT     SOLE
ATLANTICUS
 HOLDINGS CORP        COM     04914Y102      266      79,300 SH           SOLE                 79,300
BOTTOMLINE TECH
 1.5% 01DEC17         SDBCV   101388AA4      558     500,000 PRN          SOLE                388,000              112,000
GENERAL MOTORS-
 CW19                 RT      37045V126    2,581     206,013 SH           SOLE                155,092               50,921
ALERE INC 3%
 31DEC49 SER B PFD    CVPFD   01449J204   95,543     516,060 SH           SOLE                435,838               80,222
JAGUAR MINING 5.5%
 31MAR16 A            SDBCV   47009MAJ2    2,565   5,840,000 PRN          SOLE              4,529,000            1,311,000
LINEAR TECHNOL CV
 3% 01MAY27           SDBCV   535678AC0   15,683  15,000,000 PRN          SOLE             11,305,000            3,695,000
MOLYCORP INC 6%
 1SEPT17              SDBCV   608753AF6   63,387  67,150,000 PRN          SOLE             52,575,000           14,575,000
MICRON TECH 1.875%
 01JUN14              SDBCV   595112AH6   10,253  10,320,000 PRN          SOLE              8,008,000            2,312,000
NEWMONT MINING        COM     651639106      413       8,900 SH           SOLE                  7,387                1,513
NATL RETL PROP
 5.125% 15JUN28       SDBCV   637417AC0   40,470  33,109,000 PRN          SOLE             26,038,000            7,071,000
OMNICOM GROUP 0%
 31JUL2032            SDBCV   681919AV8    4,758   4,500,000 PRN          SOLE              3,441,000            1,059,000
PDL BIO PHARMA
 3.75% 01MAY15        SDBCV   69329YAC8   12,114  10,250,000 PRN          SOLE              7,714,000            2,536,000
SPRINT NEXTEL CORP    COM     852061100    5,659     998,100 SH           SOLE                937,900               60,200
STERLITE INDUSTRIE
 4%30OCT14            SDBCV   859737AB4   45,209  46,893,000 PRN          SOLE             40,674,000            6,219,000
VECTOR GROUP LTD
 FRN 15JAN19          SDBCV   92240MAY4   10,724  10,000,000 PRN          SOLE              8,044,000            1,956,000
VECTOR GROUP FRN
 15JUN2026            SDBCV   92240MAL2   21,780  21,248,000 PRN          SOLE             15,744,000            5,504,000
VOLCANO CORP          COM     928645100    1,270      53,800 SH           SOLE                 42,205               11,595
VOLCANO CORP 1.75%
 1DEC17               SDBCV   928645AB6    1,889   1,867,000 PRN          SOLE              1,418,000              449,000
US STEEL CORP 4%
 15MAY14              SDBCV   912909AE8   34,538  32,000,000 PRN          SOLE             24,318,000            7,682,000
                              TOTAL      481,503